Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 153,929	$ 1,127	$ (140,674)	$ 14,382
Balance (in Shares) at Dec. 31, 2021	815,746,293
Share-based payments		263			263
Net loss				(10,173)	(10,173)
Balance at Dec. 31, 2022		154,192	1,127	(150,847)	4,472
Balance (in Shares) at Dec. 31, 2022	815,746,293
Issuance of ordinary shares and warrants, net of issuance costs		6,526			6,526
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	90,000,000
Issuance of ordinary shares due to exercise of warrants net of issuance expenses of $ 386 (Note 9b(3)(2))		2,618			2,618
Issuance of ordinary shares due to exercise of warrants net of issuance expenses of $ 386 (Note 9b(3)(2)) (in Shares)	454,091,100
Share-based payments		261			261
Net loss				(7,634)	(7,634)
Balance at Dec. 31, 2023		163,597	1,127	(158,481)	$ 6,243
Balance (in Shares) at Dec. 31, 2023	1,359,837,393				1,359,837,393
Release of ordinary shares that were previously held in abeyance (refer to note 9(b)(4))
Release of ordinary shares that were previously held in abeyance (refer to note 9(b)(4)) (in Shares)	454,091,100
Issuance of ordinary shares and warrants, net of issuance costs		4,488			4,488
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	857,142,900
Issuance of ordinary shares due to ATM, net of issuance costs $152 (refer to note 9(b)(8))		2,223			2,223
Issuance of ordinary shares due to ATM, net of issuance costs $152 (refer to note 9(b)(8)) (in Shares)	297,110,400
Share-based payments		362			362
Share-based payments (in Shares)	15,000,000
Net loss				(7,880)	(7,880)
Balance at Dec. 31, 2024		$ 170,670	$ 1,127	$ (166,361)	$ 5,436
Balance (in Shares) at Dec. 31, 2024	2,983,181,793				2,983,181,793